Shareholder Report, Holdings (Details) - Wellington Shields All-Cap Fund | Institutional Shares	Nov. 30, 2024
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.51%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.75%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.79%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.09%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Linde PLC (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Apollo Global Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Walmart Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.22%
BlackRock Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.12%